Basis of preparation (Policies)	12 Months Ended
Mar. 31, 2020
Basis of preparation
Accounting convention	Accounting convention The consolidated financial statements are prepared on a historical cost basis except for certain financial and equity instruments that have been measured at fair value.
Basis of consolidation

Basis of consolidation

The consolidated financial statements incorporate the financial statements of the Company, subsidiaries controlled by the Company (see note 33 “Related undertakings” to the consolidated financial statements) and joint operations that are subject to joint control (see note 12 “Investments in associates and joint arrangements” to the consolidated financial statements).

Significant new accounting pronouncements

Significant new accounting pronouncements

IFRS 16 “Leases” was adopted by the Group on 1 April 2019; the key changes to the accounting policies previously applied by the Group are disclosed below within this note. The Group’s new leasing policy is disclosed in note 20.

Foreign currencies

Foreign currencies

The consolidated financial statements are presented in euro, which is also the Company’s functional currency. Each entity in the Group determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in foreign currencies are initially recorded at the functional currency rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated into the respective functional currency of the entity at the rates prevailing on the reporting period date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the initial transaction dates. Non-monetary items measured in terms of historical cost in a foreign currency are not retranslated.

Changes in the fair value of monetary securities denominated in foreign currency are analysed between translation differences and other changes in the carrying amount of the security. Translation differences are recognised in the consolidated income statement and other changes in carrying amount are recognised in the consolidated statement of comprehensive income.

Translation differences on non-monetary financial assets, such as investments in equity securities classified at fair value through other comprehensive income, are reported as part of the fair value gain or loss and are included in the consolidated statement of comprehensive income.

Share capital, share premium and other capital reserves are initially recorded at the functional currency rate prevailing at the date of the transaction and are not retranslated.

For the purpose of presenting consolidated financial statements, the assets and liabilities of entities with a functional currency other than euro are expressed in euro using exchange rates prevailing at the reporting period date. Income and expense items and cash flows are translated at the average exchange rates for each month and exchange differences arising are recognised directly in other comprehensive income. On disposal of a foreign entity, the cumulative amount previously recognised in the consolidated statement of comprehensive income relating to that particular foreign operation is recognised in profit or loss in the consolidated income statement.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated accordingly.

The net foreign exchange loss recognised in the consolidated income statement for the year ended 31 March 2020 is  €146 million (31 March 2019: €2,277 million loss; 2018: €476 million gain). The net gains and net losses are recorded within operating profit (2020: €24 million credit; 2019: €1 million charge; 2018: €65 million credit), non-operating income and expense (2020: €37 million credit; 2019: €nil; 2018: €80 million credit), investment and financing income (2020: €205 million charge; 2019: €190 million charge; 2018: €322 million credit), income tax expense (2020: €2 million charge; 2019: €7 million charge; 2018: €9 million credit) and loss for the financial year from discontinued operations (2020 : €nil, 2019: €2,079 million charge, 2018: €nil). The foreign exchange gains and losses included within other income and expense and non- operating income and expense arise on the disposal of discontinued operations, interests in joint ventures, associates and investments from the recycling of foreign exchange gains previously recognised in the consolidated statement of comprehensive income.

Current or non-current classification

Current or non-current classification

Assets are classified as current in the consolidated statement of financial position where recovery is expected within 12 months of the reporting date. All assets where recovery is expected more than 12 months from the reporting date and all deferred tax assets, goodwill and intangible assets, property, plant and equipment and investments in associates and joint ventures are reported as non-current.

Liabilities are classified as current unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date. For provisions, where the timing of settlement is uncertain, amounts are classified as non-current where settlement is expected more than 12 months from the reporting date. In addition, deferred tax liabilities and post-employment benefits are reported as non-current.

Inventory

Inventory

Inventory is stated at the lower of cost and net realisable value. Cost is determined on the basis of weighted average costs and comprises direct materials and, where applicable, direct labour costs and those overheads that have been incurred in bringing the inventories to their present location and condition.

New accounting pronouncements adopted

New accounting pronouncements adopted on 1 April 2019

A new accounting standard, IFRS 16 "Leases" was adopted by the Group on 1 April 2019. The impact of adopting this standard on the financial statements at 1 April 2019, and the key changes to the accounting policies previously applied by the Group, are disclosed below within this note. The Group's new IFRS 16 accounting policy and previous lease accounting policy under IAS 17 "Leases" is disclosed in note 20. In addition, the following new accounting pronouncements, none of which were considered by the Group as significant on adoption, were adopted by the Group to comply with amendments to IFRS and have all been endorsed by the EU.

–Amendments to IAS 28 “Long-term interests in Associates and Joint Ventures”;

–“Improvements to IFRS: 2015-2017 cycle”;

–Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”;

–Amendments to IFRS 9 “Prepayment Features with Negative Compensation”; and

–IFRIC 23 “Uncertainty over Income Tax Treatments”.

New accounting pronouncements to be adopted on 1 April 2020

The following pronouncements, issued by the IASB, are effective for periods commencing on or after 1 January 2020 and have been endorsed by the EU. The Group’s financial reporting will be presented in accordance with these new standards, which are not expected to have a material impact on the consolidated income statement, consolidated statement of financial position or consolidated cash flow statement from 1 April 2020.

–Amendments to IFRS 3 “Definition of a Business”;

–Amendments to IAS 1 and IAS 8 “Definition of Material”; and

–Amendments to IFRS 9, IAS 39 and IFRS 7 “Interest Rate Benchmark Reform”.

On 28 May 2020, the IASB issued an amendment to IFRS 16 “Covid-19-Related Rent Concessions”, which is effective for annual periods beginning on or after 1 June 2020 with earlier adoption permitted. Although not yet endorsed by the EU or the new UK endorsement board, the Group is assessing the impact of this amendment, which may be adopted early (i.e. effective 1 April 2020).

New accounting pronouncements to be adopted on or after 1 April 2021

The IASB has issued Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”, effective for annual periods beginning on or after 1 January 2021 and IFRS 17 “Insurance Contracts”, which is effective for annual periods beginning on or after 1 January 2023. The IASB has proposed deferring the adoption of the Amendments to IAS 1 but no changes have yet been issued.

Although not yet endorsed by the EU or the new UK endorsement board the Group’s financial reporting will be presented in accordance with the above new standards from 1 April 2021 and 1 April 2023 respectively. The Group’s work to assess the impact of these accounting changes is continuing; however, the changes are not expected to have a material impact on the consolidated income statement, consolidated statement of financial position or consolidated cash flow statement.

The following narrow-scope amendments were issued by the IASB during May 2020 and are effective for annual periods beginning on or after 1 January 2022, they have not yet been endorsed by the EU or the new UK endorsement board.

–Annual Improvements to IFRS Standards 2018-2020;

–Amendment to IAS 16 "Property, Plant and Equipment: Proceeds before Intended Use";

–Amendment to IAS 37 "Onerous Contracts - Cost of Fulfilling a Contract"; and

–Amendment to IFRS 3 "Reference to the Conceptual Framework".

The Group is assessing the impact of these new standards and the Group's financial reporting will be presented in accordance with these standards from 1 April 2022.

Adoption of new accounting pronouncements

IFRS 16 “Leases”

IFRS 16 “Leases” was adopted by the Group on 1 April 2019 with the cumulative retrospective impact reflected as an adjustment to equity on the date of adoption and therefore the comparative information has not been restated and continues to be reported under IAS 17 and IFRIC 4. The Group has applied the following expedients in relation to the adoption of IFRS 16:

–The right-of-use assets were measured at an amount based on the lease liability at adoption; initial direct costs incurred when obtaining leases were excluded from this measurement. Lease prepayments and accruals previously recognised under IAS 17 at 31 March 2019 were added to and deducted from, respectively, the value of the right-of-use assets on adoption. In determining the cumulative retrospective impact recorded on 1 April 2019, some of the Group’s joint ventures have measured right-of-use assets, for certain leases, as if IFRS 16 had been applied since lease commencement but using their incremental borrowing rate at adoption; and

–The Group impaired the right-of-use assets recognised on adoption by the value of the provisions for onerous leases held under IAS 37 at 31 March 2019 instead of performing a new impairment assessment for those assets on adoption.

The Group’s right-of-use assets are recorded together with other property, plant and equipment assets (see note 11 “Property, plant and equipment”) and lease liabilities are recognised in borrowings (see note 21 “Borrowings”).

The key differences between the Group’s IAS 17 accounting policy (the ‘previous policy’ which is disclosed in note 20 “Leases”) and the Group’s IFRS 16 accounting policy (which is also provided in note 20 “Leases”) as well as the primary impacts of applying IFRS 16 in the current financial period are disclosed on page 153 below.

Primary impacts of applying the IFRS 16 accounting policy

The primary impacts on the Group’s financial statements, and the key causes of the movements recorded in the consolidated statement of financial position on 1 April 2019 (see page 153), as a result of applying the IFRS 16 (‘current’) accounting policy in place of the previous policy under IAS 17 are:

–Under IAS 17, lessees classified leases as either operating or finance leases. Operating lease costs were expensed on a straight-line basis over the period of the lease. Finance leases resulted in the recognition, in the statement of financial position, of an asset and a corresponding liability for lease payments, at present value. Under IFRS 16 all lease agreements give rise to the recognition of a ‘right-of-use asset’ representing the right to use the leased item and a liability for any future lease payments (see page 178) over the ‘reasonably certain’ period of the lease, which may include future lease periods for which the Group has extension options.

–Lessee accounting under IFRS 16 is similar to finance lease accounting for lessees under IAS 17; lease costs are recognised in the form of depreciation of the right-of-use asset and interest on the lease liability which is generally discounted at the incremental borrowing rate of the relevant Group entity, although the interest rate implicit in the lease is used when it is more readily determinable. Interest charges will typically be higher in the early stages of a lease and will reduce over the term. Lease interest costs are recorded in financing costs and associated cash payments are classified as financing cash flows in the Group’s cash flow statement.

–Under IFRS 16 cash inflows from operating activities and payments classified within cash flow from financing activities both increase, as payments made at both lease inception and subsequently are characterised as repayments of lease liabilities and interest. Under IAS 17 operating lease payments were treated as an operating cash outflow. Net cash flow is not impacted by the change in policy.

–Lessor accounting under IFRS 16 is similar to IAS 17. The only substantive change is that when the Group sub-leases assets it classifies the lease out as either operating or finance leases by reference to the terms of the head lease contract whereas under IAS17 the classification was determined by reference to the underlying asset leased out. This has resulted in additional finance leases out being recognised under IFRS 16 (see net investment in leases in note 14 “Trade and other receivables”).

–The expedients applied at adoption, above, have resulted in reclassifications of lease-related prepayments, accruals and provisions at 1 April 2019 (see page 153) to the right-of-use assets. Where certain of the Group’s joint ventures have valued right-of-use assets as if IFRS 16 had been applied since lease inception, this has resulted in the reduction in the value of investments in associates and joint arrangements (see note 12 “Investments in associates and joint arrangements”).

–During the year ended 31 March 2019 an expense of €3,826 million was charged for operating leases and depreciation and interest of €71 million was charged for finance leases. During the year ended 31 March 2020, depreciation of €3,720 million and interest of €330 million has been charged in relation to leases.

Transition disclosures

The weighted average incremental borrowing rate applied to the Group’s lease liabilities recognised in the balance sheet at 1 April 2019 was 3.5%. The Group’s undiscounted operating lease commitments at 31 March 2019 were €10.8 billion; the most significant differences between the IAS 17 lease operating lease commitments and the lease liabilities recognised on transition to IFRS 16 are set out below.

€bn
Operating lease commitments at 31 March 2019	10.8
Less effect of discounting on payments included in the operating lease commitment	(1.6)
Plus lease liabilities in respect of additional 'reasonably certain' lease extensions assumed under IFRS 16	0.8
Plus finance lease liabilities already reported under IAS 17	0.3
Lease liability opening balance reported at 1 April 2019	10.3

The Group applied the lease identification requirements of IFRS 16 at the date of adoption and no material changes to the Group’s lease portfolio were identified.

Impact of the adoption of IFRS 16 on the opening balance sheet at 1 April 2019

The impact of the adoption of IFRS 16 on the consolidated statement of financial position at 1 April 2019 is set out below:

Consolidated statement of financial position	31 March 2019	Impact of adoption of IFRS 16	1 April 2019
	€m	€m	€m
Non-current assets
Goodwill	23,353	—	23,353
Other intangible assets	17,652	—	17,652
Property, plant and equipment	27,432	10,226	37,658
Investments in associates and joint ventures	3,952	(270)	3,682
Other investments	870	—	870
Deferred tax assets	24,753	—	24,753
Post employment benefits	94	—	94
Trade and other receivables	5,170	21	5,191
Of which: Net investments in leases	3	133	136
	103,276	9,977	113,253
Current assets
Inventory	714	—	714
Taxation recoverable	264	—	264
Trade and other receivables	12,190	(339)	11,851
Of which: Net investments in leases	1	19	20
Other investments	13,012	—	13,012
Cash and cash equivalents	13,637	—	13,637
	39,817	(339)	39,478
Assets held for sale	(231)	—	(231)
Total assets	142,862	9,638	152,500
Equity
Called up share capital	4,796	—	4,796
Additional paid-in capital	152,503	—	152,503
Treasury shares	(7,875)	—	(7,875)
Accumulated losses	(116,725)	(261)	(116,986)
Accumulated other comprehensive income	29,519	—	29,519
Total attributable to owners of the parent	62,218	(261)	61,957
Non-controlling interests	1,227	4	1,231
Total non-controlling interests	1,227	4	1,231
Total equity	63,445	(257)	63,188
Non-current liabilities
Long-term borrowings	48,685	7,394	56,079
Deferred tax liabilities	478	—	478
Post employment benefits	551	—	551
Provisions	1,242	(9)	1,233
Trade and other payables	2,938	(37)	2,901
	53,894	7,348	61,242
Current liabilities
Short-term borrowings	4,270	2,646	6,916
Financial liabilities under put option arrangements	1,844	—	1,844
Taxation liabilities	596	—	596
Provisions	1,160	(76)	1,084
Trade and other payables	17,653	(23)	17,630
	25,523	2,547	28,070
Total equity and liabilities	142,862	9,638	152,500

Revenue disaggregation and segmental analysis	Revenue disaggregation and segmental analysis The Group’s businesses are managed on a geographical basis. Selected financial data is presented on this basis below.
Impairment losses

Impairment losses

Impairment occurs when the carrying value of assets is greater than the present value of the net cash flows they are expected to generate. We review the carrying value of assets for each country in which we operate at least annually. For further details of our impairment review process see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Investment income and financing costs

Investment income and financing costs

Investment income comprises interest received from short-term investments and other receivables. Financing costs mainly arise from interest due on bonds and commercial paper issued, bank loans and the results of hedging transactions used to manage foreign exchange and interest rate movements.

Taxation

Taxation

This note explains how our Group tax charge arises. The deferred tax section of the note also provides information on our expected future tax charges and sets out the tax assets held across the Group together with our view on whether or not we expect to be able to make use of these in the future.

Earnings per share

Earnings per share

Basic earnings per share is the amount of profit generated for the financial year attributable to equity shareholders divided by the weighted average number of shares in issue during the year.

Intangible assets

Intangible assets

The statement of financial position contains significant intangible assets, mainly in relation to goodwill and licences and spectrum. Goodwill, which arises when we acquire a business and pay a higher amount than the fair value of its net assets primarily due to the synergies we expect to create, is not amortised but is subject to annual impairment reviews. Licences and spectrum are amortised over the life of the licence. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Property, plant and equipment

Property, plant and equipment

The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Investments in associates and joint arrangements

Investments in associates and joint arrangements

The Group holds interests in an associate in Kenya, where we have significant influence, as well as in a number of joint arrangements in the UK, Italy, the Netherlands, India and Australia, where we share control with one or more third parties. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Other investments	Other investments The Group holds a number of other listed and unlisted investments, mainly comprising managed funds, deposits and government bonds.
Trade and other receivables

Trade and other receivables

Trade and other receivables mainly consist of amounts owed to us by customers and amounts that we pay to our suppliers in advance. Derivative financial instruments with a positive market value are reported within this note as are contract assets, which represent an asset for accrued revenue in respect of goods or services delivered to customers for which a trade receivable does not yet exist and finance lease receivables, recognised where the Group acts as a lessor. See note 20 "Leases" for more information on the Group's leasing activities.

Trade and other payables

Trade and other payables

Trade and other payables mainly consist of amounts owed to suppliers that have been invoiced or are accrued and contract liabilities relating to consideration received from customers in advance. They also include taxes and social security amounts due in relation to the Group’s role as an employer. Derivative financial instruments with a negative market value are reported within this note.

Provisions

Provisions

A provision is a liability recorded in the statement of financial position, where there is uncertainty over the timing or amount that will be paid, and is therefore often estimated. The main provisions we hold are in relation to asset retirement obligations, which include the cost of returning network infrastructure sites to their original condition at the end of the lease, and claims for legal and regulatory matters.

Called up share capital	Called up share capital Called up share capital is the number of shares in issue at their par value. A number of shares were allotted during the year in relation to employee share schemes.
Cash and cash equivalents

Cash and cash equivalents

The majority of the Group’s cash is held in bank deposits or money market funds which have a maturity of three months or less to enable us to meet our short-term liquidity requirements.

Borrowings

Borrowings

The Group’s sources of borrowing for funding and liquidity purposes come from a range of committed bank facilities and through short-term and long-term issuances in the capital markets including bond and commercial paper issues and bank loans. Liabilities arising from the Group’s lease arrangements are also reported in borrowings; see note 20 “Leases”. We manage the basis on which we incur interest on debt between fixed interest rates and floating interest rates depending on market conditions using interest rate derivatives. The Group enters into foreign exchange contracts to mitigate the impact of exchange rate movements on certain monetary items.

Capital and financial risk management

Capital and financial risk management

This note details the treasury management and financial risk management objectives and policies, as well as the exposure and sensitivity of the Group to credit, liquidity, interest and foreign exchange risk, and the policies in place to monitor and manage these risks.

Post employment benefits

Post employment benefits

The Group operates a number of Defined Benefit and Defined Contribution retirement plans for our employees. The Group’s largest defined benefit plan is in the UK. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation”.

Share-based payments

Share-based payments

The Group has a number of share plans used to award shares to Executive Directors and employees as part of their remuneration package. A charge is recognised over the vesting period in the consolidated income statement to record the cost of these, based on the fair value of the award on the grant date.

Business combinations

Business combinations

Acquisitions of subsidiaries are accounted for using the acquisition method. The cost of the acquisition is measured at the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued by the Group. Acquisition-related costs are recognised in the income statement as incurred. The acquiree’s identifiable assets and liabilities are recognised at their fair values at the acquisition date, which is the date on which control is transferred to us. Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interests in the acquiree  and the fair value of the Group’s previously held equity interest in the acquiree, if any, over the net amounts of identifiable assets acquired and liabilities assumed at the acquisition date. The interest of the non-controlling shareholders in the acquiree may initially be measured either at fair value or at the non-controlling shareholders’ proportion of the net fair value of the identifiable assets acquired, liabilities and contingent liabilities assumed. The choice of measurement basis is made on an acquisition-by-acquisition basis.

Acquisition of interests from non-controlling shareholders

In transactions with non-controlling parties that do not result in a change in control, the difference between the fair value of the consideration paid or received and the amount by which the non-controlling interest is adjusted is recognised in equity.

Commitments

Commitments

A commitment is a contractual obligation to make a payment in the future, mainly in relation to agreements to buy assets such as network infrastructure and IT systems and leases that have not commenced. These amounts are not recorded in the consolidated statement of financial position since we have not yet received the goods or services from the supplier. The amounts below are the minimum amounts that we are committed to pay.

Contingent liabilities and legal proceedings

Contingent liabilities and legal proceedings

Contingent liabilities are potential future cash outflows, where the likelihood of payment is considered more than remote, but is not considered probable or cannot be measured reliably.

Subsidiaries

Subsidiaries

Accounting policies

A subsidiary is an entity controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the activities that affect the Company’s returns and exposure or rights to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Group. All intra-group transactions, balances, income and expenses are eliminated on consolidation. Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original business combination and the non-controlling shareholder’s share   of changes in equity since the date of the combination. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.